BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Trustek ) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 10, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 320,424	$ 76,020	$ 17,958
Beijing Trustek [Member]
Business Acquisition [Line Items]
Cash consideration	1,639
Shares consideration	8,229
Total	9,868
Cash and marketable security	3,591
Other current assets	4,830
Fixed assets	58
Other long term assets	249
Identifiable intangible assets acquired	1,623
Goodwill	6,294
Liability assumed	(6,777)
Total	$ 9,868